UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22393

Blackstone / GSO Senior Floating Rate Term Fund

(exact name of Registrant as specified in charter)

280 Park Avenue

11th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

280 Park Avenue

11th Floor

New York, NY 10017

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

Blackstone/GSO Senior Floating Rate Term Fund

Statement of Investments
September 30, 2011 (Unaudited)
	Moody’s Rating	Principal Amount	Market Value

FLOATING RATE LOAN INTERESTS(a) - 137.91%
Aerospace and Defense - 0.55%
TASC, Inc., Senior Secured Tranche B First Lien Term Loan, 4.500%, 12/18/2015	Ba2	$1,615,300	$1,545,140

Automotive - 2.70%
CCC Information Services, Inc., Senior Secured First Lien Term Loan, 5.500%, 11/11/2015	B1	672,848	660,737
Chrysler Group LLC, Senior Secured Tranche B First Lien Term Loan, 6.000%, 05/24/2017	Ba2	4,861,765	4,250,593
Fram Group Holdings, Inc. (aka Autoparts Holdings), Senior Secured First Lien Term Loan, 6.500%, 07/29/2017	B1	1,875,000	1,872,656
Remy International, Inc., Senior Secured First Lien Term B Facility Loan, 6.250%, 12/16/2016	B1	827,083	800,203

			7,584,189

Banking, Finance, Insurance and Real Estate - 7.48%
Alliant Holdings I, Inc., Senior Secured Tranche C Incremental First Lien Term Loan, 8.000%, 08/21/2014	B2	3,081,486	3,073,782
Asurion LLC, Senior Secured First Lien Term B Loan, 5.500%, 05/24/2018	Ba3	2,938,636	2,780,964
BNY Convergex Group LLC, Senior Secured EZE Borrower Second Lien Term Loan, 8.750%, 12/18/2017	B2	443,368	443,367

	Moody’s Rating	Principal Amount	Market Value

Banking, Finance, Insurance and Real Estate (continued)
BNY Convergex Group LLC, Senior Secured Top Borrower Second Lien Term Loan, 8.750%, 12/18/2017	B2	$1,056,633	$1,056,633
Fidelity National Information Services, Inc., Senior Secured First Lien Term B Loan, 5.250%, 07/18/2016	Ba1	3,960,000	3,959,188
First Data Corp., Senior Secured First Lien 2018 Dollar Term Loan, 4.235%, 03/26/2018	B1	2,000,000	1,629,590
HarbourVest Partners LP, Senior Secured First Lien Term Loan, 6.250%, 12/19/2016	Ba3	4,279,170	4,257,774
Interactive Data Corp., Senior Secured First Lien Term Loan, 4.500%, 02/09/2018	Ba3	3,980,000	3,830,750

			21,032,048

Beverage, Food and Tobacco - 8.98%
Advance Pierre Foods, Inc., Senior Secured First Lien Term Loan, 7.000%, 09/30/2016	B1	3,386,278	3,315,370
Burger King Corp., Senior Secured Tranche B First Lien Term Loan, 4.500%, 10/19/2016	Ba3	3,438,942	3,329,549
Del Monte Corp., Senior Secured Initial First Lien Term Loan, 4.500%, 03/08/2018	Ba3	3,273,887	3,049,396
Denny’s, Inc. (fka Advantica Restaurants Group, Inc.), Senior Secured First Lien Term Loan, 5.250%, 09/30/2016	B1	3,360,000	3,327,459
Dunkin’ Brands, Inc., Senior Secured First Lien Term B-2 Loan, 4.000%, 11/23/2017	B2	2,769,837	2,689,678
Fairway Group Acquisition Co., Senior Secured First Lien Term Loan, 7.500%, 03/03/2017	B2	3,980,000	3,771,050

	Moody’s Rating	Principal Amount	Market Value

Beverage, Food and Tobacco (continued)
Roundy’s Supermarkets, Inc., Senior Secured Second Lien Term Loan, 10.000%, 04/18/2016	Caa1	$1,000,000	$983,335
Wm. Bolthouse Farms, Inc., Senior Secured First Lien Term Loan, 5.500%, 02/11/2016	B1	1,841,078	1,813,922
Wm. Bolthouse Farms, Inc., Senior Secured Second Lien Term Loan, 9.500%, 08/11/2016	Caa1	3,000,000	2,949,375

			25,229,134

Capital Equipment - 1.57%
Baker Corp. International, Inc., Senior Secured First Lien Term Loan, 5.000%, 06/01/2018	Ba3	2,243,243	2,165,661
Sensus USA, Inc. (fka Sensus Metering Systems), Senior Secured First Lien Term Loan, 4.750%, 05/09/2017	Ba3	603,030	581,623
Sensus USA, Inc. (fka Sensus Metering Systems), Senior Secured Second Lien Term Loan, 8.500%, 05/09/2018	Caa1	1,714,286	1,665,008

			4,412,292

Chemicals, Plastics and Rubber - 6.17%
General Chemical Corp. (aka Gentek, Inc.), Senior Secured First Lien Term B Facility Loan, 7.250%, 10/06/2015	B1	2,413,739	2,326,241
Norit Holdings BV, Senior Secured First Lien Term Loan, 7.500%, 07/10/2017	B1	1,153,846	1,135,096
Nusil Technology LLC, Senior Secured First Lien Term Loan, 5.250%, 04/07/2017	B1	3,650,131	3,522,376

	Moody’s Rating	Principal Amount	Market Value

Chemicals, Plastics and Rubber (continued)
Styron S.A.R.L., Senior Secured First Lien Term Loan, 6.000%, 08/02/2017	B1	$4,718,056	$4,266,916
Univar, Inc., Senior Secured First Lien Term B Loan, 5.000%, 06/30/2017	B2	6,479,123	6,100,904

			17,351,533

Construction and Building - 3.33%
CPG International, Inc., Senior Secured First Lien Term Loan, 6.000%, 02/18/2017	B2	1,319,814	1,262,072
Custom Building Products, Inc., Senior Secured First Lien Term B Loan, 5.750%, 03/19/2015	B1	3,955,758	3,743,136
Summit Materials Cos. LLC, Senior Secured First Lien Term Loan, 6.500%, 12/31/2015	B2	3,970,000	3,840,975
UCI International, Inc. (aka United Components, Inc.), Senior Secured Fist Lien Term B Loan, 5.500%, 07/26/2017	Ba2	508,009	505,469

			9,351,652

Consumer Goods - Durable - 2.53%
1-800 Contacts, Inc., Senior Secured First Lien Term Loan, 7.700%, 03/04/2015	Ba2	4,381,840	4,316,113
Chill Intermediate Holdings, Inc. (aka Goodman Global, Inc.), Senior Secured First Lien Term Loan, 5.750%, 10/28/2016	B1	2,820,707	2,799,213

			7,115,326

Consumer Goods - Non Durable - 6.33%
Amscan Holdings, Inc., Senior Secured First Lien Term Loan, 6.750%, 12/04/2017	B2	4,868,440	4,787,819

	Moody’s Rating	Principal Amount	Market Value

Consumer Goods - Non Durable (continued)
Armored AutoGroup, Inc. (fka Viking Acquisition, Inc. (aka Global Autocare)), Senior Secured First Lien Term B Loan, 6.000%, 11/05/2016	Ba3	$3,268,239	$3,041,505
Inmar, Inc., Senior Secured First Lien Term Loan, 6.500%, 08/04/2017	B1	2,989,286	2,963,129
Revlon Consumer Products Corp., Senior Secured First Lien Term B Loan, 4.750%, 11/20/2017	Ba3	2,947,575	2,861,918
Sagittarius Restaurants LLC (fka Captain D’s), Senior Secured First Lien Term Loan, 7.500%, 05/18/2015	B1	2,278,125	2,215,477
Totes Isotoner Corp., Senior Secured First Lien Delayed Draw Term Loan, 7.250%, 07/07/2017	B3	187,500	180,703
Totes Isotoner Corp., Senior Secured First Lien Initial Term Loan, 7.258%, 07/07/2017	B3	1,807,969	1,742,430

			17,792,981

Containers, Packaging and Glass - 4.47%
John Henry Holdings, Inc. (aka Multi Packaging Solutions), Senior Secured First Lien Effective Date Term Advance Loan, 7.000%, 05/13/2016	B2	5,625,000	5,470,312
LabelCorp Holdings, Inc. (aka York Label), Senior Secured First Lien Term Facility Loan, 7.000%, 05/29/2017	B1	2,493,750	2,475,047
Reynolds Group Holdings, Inc., Senior Secured Tranche C First Lien Term Loan, 6.500%, 05/05/2016	Ba3	3,950,617	3,843,615

	Moody’s Rating	Principal Amount	Market Value

Containers, Packaging and Glass (continued)
Sealed Air Corp., Senior Secured First Lien Advance Term B Facility Loan, 10/03/2018	Ba1	$777,202	$778,605

			12,567,579

Energy - Electricity - 1.15%
Star West Generation LLC, Senior Secured First Lien Term B Advance Loan, 6.000%, 05/17/2018	Ba3	3,384,615	3,221,037

Energy, Oil and Gas - 7.53%
Brock Holdings III, Inc., Senior Secured First Lien Term Loan, 6.000%, 03/16/2017	B1	2,487,500	2,352,752
CITGO Petroleum Corp., Senior Secured First Lien Term B Loan, 8.000%, 06/24/2015	Ba2	544,414	549,586
CITGO Petroleum Corp., Senior Secured First Lien Term C Loan, 9.000%, 06/26/2017	Ba2	1,478,769	1,516,478
Crestwood Holdings LLC, Senior Secured First Lien Term Loan, 10.500%, 10/03/2016	Caa1	3,232,500	3,305,231
Gibson Energy ULC, Senior Secured First Lien Term Loan, 5.750%, 06/15/2018	B1	4,502,604	4,425,677
Semgroup Corp., Senior Secured First Lien Term B Loan, 5.750%, 06/18/2018	B1	4,201,010	4,197,502
Sheridan Production Partners LP, Senior Secured First Lien Term Loan [SIP I], 6.500%, 04/20/2017	B2	4,054,510	3,963,283
Sheridan Production Partners LP, Senior Secured First Lien Term Loan [SPP I-A], 6.500%, 04/20/2017	B2	537,256	525,168

	Moody’s Rating	Principal Amount	Market Value

Energy, Oil and Gas (continued)
Sheridan Production Partners LP, Senior Secured First Lien Term Loan [SPP I-M], 6.500%, 04/20/2017	B2	$328,159	$320,775

			21,156,452

Environmental Industries - 1.56%
PSC Industrial Outsourcing LP, Senior Secured First Lien Term Loan, 7.250%, 07/29/2016	Ba3	4,413,494	4,391,426

Healthcare and Pharmaceuticals - 19.20%
Alkermes, Inc., Senior Secured First Lien Term Loan, 6.750%, 09/16/2017	B1	1,935,484	1,896,774
Alliance Healthcare Services, Inc., Senior Secured First Lien Term B Loan, 7.250%, 06/01/2016	Ba3	2,791,435	2,538,224
Ardent Medical Services, Inc., Senior Secured First Lien Term Loan, 6.500%, 09/15/2015	B1	3,982,386	3,880,338
Aurora Diagnostics LLC, Senior Secured Tranche B First Lien Term Loan, 6.250%, 05/26/2016	Ba2	2,543,056	2,476,300
Carestream Health, Inc. (aka Onex Carestream Finance LP), Senior Secured First Lien Term B Loan, 5.000%, 02/25/2017	B1	4,974,758	4,191,234
CHG Cos., Inc., Senior Secured Additional First Lien Term Loan, 5.500%, 10/07/2016	Ba2	2,124,049	2,081,568
Convatec, Inc. (aka Cidron Healthcare, Ltd.), Senior Secured First Lien Dollar Term Loan, 5.750%, 12/22/2016	Ba3	2,309,884	2,212,869

	Moody’s Rating	Principal Amount	Market Value

Healthcare and Pharmaceuticals (continued)
Drumm Investors LLC (aka Golden Living), Senior Secured First Lien Term Loan, 5.000%, 05/04/2018	B1	$4,987,201	$4,390,807
Emergency Medical Services Corp. (aka AMR/EMCare), Senior Secured First Lien Initial Term Loan, 5.250%, 05/25/2018	B1	3,980,000	3,799,785
HCA Inc., Senior Secured Tranche B First Lien Term Loan, 3.620%, 05/01/2018	Ba3	2,000,000	1,884,010
IASIS Healthcare LLC, Senior Secured First Lien Term B Loan, 5.000%, 05/03/2018	Ba3	2,823,810	2,653,675
Immucor, Inc., Senior Secured First Lien Term B Loan, 7.250%, 08/17/2018	Ba3	1,568,627	1,550,196
MedAssets, Inc., Senior Secured First Lien Term Loan, 5.250%, 11/16/2016	Ba3	4,264,213	4,187,457
National Surgical Hospitals, Inc., Senior Secured First Lien Delayed Draw Term Loan, 0.750%, 02/03/2017(b)	B2	445,545	429,950
National Surgical Hospitals, Inc., Senior Secured Initial First Lien Term Loan, 8.250%, 02/03/2017	B2	2,541,699	2,452,740
Quintiles Transnational Corp., Senior Secured First Lien Term B Loan, 4.953%, 06/08/2018	B1	3,869,058	3,650,611
Res-Care, Inc., Senior Secured First Lien Term B Loan, 7.250%, 12/22/2016	Ba2	1,985,000	1,925,450
Sheridan Holdings, Inc., Senior Secured Second Lien Term Loan, 6.004%, 06/15/2015	Caa1	867,708	817,815
Smile Brands Group, Inc., Senior Secured First Lien Term Loan, 7.000%, 12/21/2017	Ba3	4,924,153	4,760,007

	Moody’s Rating	Principal Amount	Market Value

Healthcare and Pharmaceuticals (continued)
Surgery Center Holdings, Inc., Senior Secured First Lien Term Loan, 6.500%, 02/06/2017	Ba3	$2,310,968	$2,183,864

			53,963,674

High Tech Industries - 14.16%
Aspect Software, Inc., Senior Secured First Lien Term B Loan, 6.250%, 05/09/2016	Ba3	4,331,952	4,285,947
Attachmate Corp., Senior Secured First Lien Term Loan, 6.500%, 04/27/2017	B1	4,000,000	3,866,660
Datatel, Inc., Senior Secured First Lien Term Loan, 5.000%, 02/20/2017	Caa2	613,918	606,244
Datatel, Inc., Senior Secured Second Lien Extended Term Loan, 8.750%, 02/19/2018	Caa1	2,956,522	2,939,270
Hyland Software, Inc., Senior Secured First Lien Term Loan, 5.750%, 12/19/2016	B2	2,117,333	2,053,813
Kronos, Inc. (aka Seahawk Acquisition Corp.), Senior Secured Second Lien Term Loan, 6.119%, 06/11/2015	Caa1	4,000,000	3,790,000
Openlink Financial, Inc., Senior Secured First Lien Term B Loan, 5.250%, 04/27/2018	B1	1,890,000	1,866,375
Presidio, Inc., Senior Secured First Lien Term B Loan, 7.250%, 03/31/2017	Ba3	3,483,333	3,413,667
Shield Finance Co. S.A.R.L. (aka Sophos plc), Senior Secured Incremental First Lien Term B-2 Loan, 7.627%, 06/15/2016	B2	1,246,875	1,218,820
Ship U.S. Bidco, Inc., (aka RBS WorldPay), Senior Secured First Lien Facility B2A Term Loan, 5.250%, 11/30/2017	Ba2	1,538,462	1,487,361
Spansion LLC, Senior Secured First Lien Term Loan, 4.750%, 02/09/2015	Ba3	2,770,497	2,703,535

	Moody’s Rating	Principal Amount	Market Value

High Tech Industries (continued)
SRA International, Inc., Senior Secured First Lien Term Loan, 6.500%, 07/20/2018	B1	$4,123,711	$3,821,320
Vertafore, Inc., Senior Secured First Lien Term Loan, 5.250%, 07/29/2016	Caa1	3,970,006	3,833,557
Vertafore, Inc., Senior Secured Second Lien Term Loan, 9.750%, 10/27/2017	Caa1	2,000,000	1,925,000
Wall Street Systems Holdings, Inc., Senior Secured First Lien Term Loan, 5.500%, 06/20/2017	Ba3	2,029,397	1,976,125

			39,787,694

Hotels, Gaming and Leisure - 1.98%
Kasima LLC (DCIP), Senior Secured First Lien Incremental Term Loan, 5.000%, 03/31/2017	Baa1	1,949,388	1,890,906
Mood Media Corp., Senior Secured First Lien Term Loan, 7.000%, 05/07/2018	Ba3	3,931,324	3,658,608

			5,549,514

Media Advertising, Printing and Publishing - 5.48%
Cenveo Corp., Senior Secured First Lien Term B Facility Loan, 6.250%, 12/21/2016	Ba3	3,728,703	3,633,938
Getty Images, Inc., Senior Secured First Lien Initial Term Loan, 5.250%, 11/07/2016	Ba3	1,714,491	1,705,927
InfoGroup, Inc., Senior Secured First Lien Term B Loan, 5.750%, 05/26/2018	B1	1,691,298	1,659,586
Playboy Enterprises, Inc., Senior Secured First Lien Term B Loan, 8.250%, 03/06/2017	B2	3,980,255	3,801,144

	Moody’s Rating	Principal Amount	Market Value

Media Advertising, Printing and Publishing (continued)
Postmedia Network, Inc. (aka CW Acquisition LP), Senior Secured Tranche C First Lien Term Loan, 6.250%, 07/13/2016	Ba3	$1,958,487	$1,922,383
RBS Holding Co. LLC, Senior Secured First Lien Term B Loan, 6.500%, 03/23/2017	B1	2,985,000	2,686,500

			15,409,478

Media Broadcasting and Subscription - 4.89%
FoxCo Acquisition Sub LLC, Senior Secured First Lien New Term Loan, 4.750%, 07/14/2015	B1	3,860,439	3,690,579
Hubbard Radio LLC, Senior Secured Second Lien Term Loan, 8.750%, 04/30/2018	Caa1	1,428,571	1,401,786
MidContinent Communications, Senior Secured First Lien Term B Loan, 5.250%, 12/30/2016	B1	2,570,144	2,499,478
Summit Entertainment LLC, Senior Secured First Lien Term Loan, 7.500%, 09/07/2016	B1	3,702,640	3,628,587
Univision Communications, Inc., Senior Secured Extended First Lien Term Loan, 4.490%, 03/31/2017	B2	3,000,000	2,532,090

			13,752,520

Retail - 10.64%
Academy, Ltd., Senior Secured First Lien Initial Term Loan, 6.000%, 08/03/2018	B2	3,000,000	2,878,125
Burlington Coat Factory Warehouse Corp., Senior Secured First Lien Term B Loan, 6.250%, 02/23/2017	B3	2,000,000	1,918,860

	Moody’s Rating	Principal Amount	Market Value

Retail (continued)
Chinos Acquisition Corp. (aka J. Crew Group, Inc.), Senior Secured First Lien Term Loan, 4.750%, 03/07/2018	B1	$4,075,095	$3,637,022
Harbor Freight Tools USA, Inc., Senior Secured Tranche B First Lien Term Loan, 6.500%, 12/22/2017	Ba3	4,909,770	4,860,673
Neiman Marcus Group, Inc., Senior Secured First Lien Term Loan, 4.750%, 05/16/2018	B2	3,000,000	2,782,080
PETCO Animal Supplies, Inc., Senior Secured First Lien Term Loan, 4.500%, 11/24/2017	B2	2,500,000	2,373,437
Sports Authority, Inc. (aka TSA), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	B3	4,962,500	4,693,706
Sprouts Farmers Market LLC, Senior Secured First Lien Initial Term Loan, 6.003%, 04/18/2018	B2	2,241,244	2,145,991
The Gymboree Corp., Senior Secured First Lien Term Loan, 5.000%, 02/23/2018	B1	1,954,614	1,749,106
Toys “R” Us, Inc., Senior Secured First Lien Term Loan, 6.000%, 09/01/2016	B1	2,970,000	2,858,625

			29,897,625

Services - Business - 9.90%
Advantage Sales & Marketing, Inc., Senior Secured Second Lien Term Loan, 9.250%, 06/18/2018	Caa1	5,000,000	4,831,250
Altegrity, Inc. (aka U.S. Investigation Services, Inc.), Senior Secured Tranche D First Lien Term Loan, 7.750%, 12/31/2014	B1	3,789,654	3,720,171

	Moody’s Rating	Principal Amount	Market Value

Services - Business (continued)
Brickman Group Holdings, Inc., Senior Secured Tranche B First Lien Term Loan, 7.250%, 10/14/2016	B1	$2,967,525	$2,932,909
Sedgwick Holdings, Inc., Senior Secured First Lien Term B Loan, 5.000%, 12/31/2016	B2	2,275,165	2,164,250
Sedgwick Holdings, Inc., Senior Secured Second Lien Term Loan, 9.000%, 05/28/2017	B2	5,000,000	4,856,250
Sitel LLC (aka Clientlogic Corp.), Senior Secured First Lien Extending U.S. Term Loan, 5.750%, 01/30/2017	B1	3,500,000	3,386,250
Transaction Network Service, Inc., Senior Secured First Lien Term Loan, 6.000%, 11/18/2015	Ba3	4,709,757	4,715,644
U.S. Security Associates Holdings, Inc., Senior Secured First Lien Delayed Draw Term Loan, 1.500%, 07/28/2017(b)	Ba3	203,750	198,656
U.S. Security Associates Holdings, Inc., Senior Secured First Lien Term Loan, 6.000%, 07/28/2017	Ba3	1,046,250	1,020,094

			27,825,474

Services - Consumer - 3.27%
iHealth Technologies, Inc., Senior Secured First Lien Term Loan, 8.250%, 12/28/2016	B2	1,400,000	1,394,750
N.E.W. Holdings I LLC, Senior Secured First Lien Term Loan, 6.000%, 03/23/2016	Ba3	3,551,211	3,422,480
Protection One Alarm Monitoring, Inc., Senior Secured First Lien Term B Loan, 6.000%, 06/06/2016	B1	4,438,741	4,383,257

			9,200,487

	Moody’s Rating	Principal Amount	Market Value
Telecommunications - 9.72%
Alaska Communications Systems Holdings, Inc., Senior Secured First Lien Term Loan, 5.500%, 10/21/2016	Ba3	$4,647,913	$4,482,912
Avaya, Inc., Senior Secured B-3 Extended First Lien Term Loan, 4.814%, 10/26/2017	B1	1,989,568	1,696,106
Fibertech Networks LLC (aka Firefox), Senior Secured First Lien Term Loan, 6.750%, 11/30/2016	B2	3,190,179	3,142,326
Global Tel Link Corp., Senior Secured First Lien Term Loan, 5.000%, 11/10/2016	B1	4,472,976	4,344,937
Intelsat Jackson Holdings, Ltd., Senior Secured First Lien Term B Loan, 5.250%, 04/03/2018	B1	3,410,067	3,265,139
Sorenson Communications, Inc., Senior Secured Tranche C First Lien Term Loan, 6.000%, 08/16/2013	B1	2,706,767	2,507,752
Syniverse Holdings, Inc. (aka Buccaneer Merger Sub, Inc.), Senior Secured First Lien Term Loan, 5.250%, 12/21/2017	B1	1,438,406	1,420,426
Telcordia Technologies, Inc., Senior Secured First Lien Term Loan, 6.750%, 04/29/2016	B1	4,327,615	4,316,818
TowerCo Finance LLC, Senior Secured First Lien Term B-1 Loan, 5.252%, 01/28/2017	Ba3	557,200	544,663
Verint Systems, Inc., Senior Secured First Lien Term Loan, 4.500%, 10/27/2017	B1	1,639,726	1,600,782

			27,321,861

	Moody’s Rating	Principal Amount	Market Value

Transportation - Cargo - 1.41%
Nexeo Solutions LLC (aka Ashland Distribution), Senior Secured First Lien Initial Term Loan, 5.000%, 09/08/2017	B1	$3,316,667	$3,114,897
Ozburn-Hessey Holding Co. LLC, Senior Secured First Lien Term Loan, 7.500%, 04/08/2016	Ba3	952,623	850,216

			3,965,113

Transportation - Consumer - 1.06%
Avis Budget Car Rental LLC, Senior Secured Extended First Lien Term Loan, 5.750%, 04/21/2014	Ba1	2,957,593	2,968,684

Utilities, Oil and Gas - 1.26%
EquiPower Resources Holdings LLC, Senior Secured First Lien Term B Loan, 5.750%, 01/26/2018	Ba3	786,041	764,916
Frac Tech, Senior Secured First Lien Term Loan, 6.250%, 05/06/2016	B2	2,827,613	2,778,130

			3,543,046

Wholesale - 0.59%
CDW Corp., Senior Secured First Lien Extended Term Loan, 4.250%, 07/15/2017	B2	1,842,152	1,645,042

TOTAL FLOATING RATE LOAN INTERESTS (Cost $398,172,776)			387,581,001

CORPORATE BONDS - 7.10%
Automotive - 0.42%
Allison Transmission, Inc., Senior Unsecured Bond, 7.125%, 05/15/2019(c)	Caa1	1,300,000	1,183,000

	Moody’s Rating	Principal Amount	Market Value

Banking, Finance, Insurance and Real Estate - 0.48%
Spencer Spirit Holdings, Inc., Senior Secured Bond, 11.000%, 05/01/2017(c)	B2	$1,400,000	$1,337,000

Beverage, Food and Tobacco - 0.16%
HOA Restaurant Group LLC (aka Hooters Restaurant), Senior Secured Bond, 11.250%, 04/01/2017(c)	B3	500,000	462,500

Energy, Oil and Gas - 0.17%
United Refining Co., Senior Secured Bond, 10.500%, 02/28/2018	B3	510,000	481,950

Healthcare and Pharmaceuticals - 1.04%
Aurora Diagnostics LLC, Senior Unsecured Bond, 10.750%, 01/15/2018(c)	B3	3,000,000	2,925,000

High Tech Industries - 1.30%
Allen Systems Group, Inc., Senior Secured Bond, 10.500%, 11/15/2016(c)	B3	3,983,000	3,644,445

Media Broadcasting and Subscription - 1.38%
CCO Holdings LLC / CCO Holdings Capital Corp., Senior Unsecured Bond, 6.500%, 04/30/2021	B1	2,000,000	1,900,000
National CineMedia LLC, Senior Unsecured Bond, 7.875%, 07/15/2021	B2	2,000,000	1,990,000

			3,890,000

Retail - 0.36%
Burlington Coat Factory Warehouse Corp., Senior Unsecured Bond, 10.000%, 02/15/2019(c)	Caa1	1,170,000	1,000,350

	Moody’s Rating	Principal Amount	Market Value

Telecommunications - 1.79%
Avaya, Inc., Senior Secured Bond, 7.000%, 04/01/2019(c)	B1	$450,000	$384,750
Cincinnati Bell, Inc. (aka Broadwing, Inc.), Senior Unsecured Bond, 8.375%, 10/15/2020	B2	5,000,000	4,650,000

			5,034,750

TOTAL CORPORATE BONDS (Cost $21,268,910)			19,958,995

SHORT TERM INVESTMENTS - 7.16%
BONY Cash Reserve (0.050% 7-Day Yield)		20,119,767	20,119,767

TOTAL SHORT TERM INVESTMENTS (Cost $20,119,767)			20,119,767

Total Investments - 152.17% (Cost $439,561,453)			427,659,763

Liabilities in Excess of Other Assets - (0.89)%			(2,516,628)

Term Preferred Shares - (17.12)%*
(plus distributions payable on term preferred shares)			(48,106,341)

Senior Secured Notes - (34.16)%			(96,000,000)

Net Assets - 100.00%			$281,036,793

Amounts above are shown as a percentage of net assets as of September 30, 2011.

*	Series A Floating Rate Cumulative Term Preferred Shares, “Term Preferred Shares”.
(a)	The interest rate shown represents the rate at period end.

(b)

All or a portion of this position has not settled as of September 30, 2011. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $10,937,045, which represents approximately 3.89% of net assets as of September 30, 2011.

Blackstone / GSO Senior Floating Rate Term Fund

September 30, 2011 (Unaudited)

NOTE 1. ORGANIZATION

Blackstone / GSO Senior Floating Rate Term Fund (the “Fund” or “BSL”) is a non-diversified, closed-end management investment company. The Fund was organized in Delaware on March 4, 2010. The Fund was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. The Fund commenced operations on May 26, 2010. Prior to that, the Fund had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in the Fund to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the Fund’s investment adviser. The Fund’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

The Fund’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of the Fund’s assets will be invested in senior secured, floating rate loans (“Senior Loans”). Senior Loans are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”) which operate in various industries and geographical regions.

The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

Absent shareholder approval to extend the term of the Fund, the Fund will dissolve on or about May 31, 2020. Upon dissolution, the Fund will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to the Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act) may extend the life of the Fund. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.

Portfolio Valuation: Net asset value per common share (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Senior Loans are primarily priced by using the mid-price of market quotations from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider, for composite loan prices, is to value loans at the mean of the bid prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by an independent pricing service. The prices provided by the independent service are based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities at Value^	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests	$-	$387,581,001	$-	$387,581,001
Corporate Bonds	-	19,958,995	-	19,958,995
Short Term Investments		20,119,767	-	20,119,767
Total	$-	$427,659,763	$-	$427,659,763

All securities of the Fund were valued using Level 2 inputs during the period ended September 30, 2011. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Fund.

There were no significant transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

^For detailed descriptions of classifications, see the accompanying Statement of Investments.

NOTE 3. SENIOR LOANS; SUBORDINATED LOANS

Senior Loans hold the most senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the borrower. Senior Loans often require prepayments from excess cash flows or permit the borrowers to prepay at their election. The degree to which borrowers prepay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less then the stated maturities shown. However, floating-rate loans typically have an expected average life of two to four years. Floating-rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium.

Senior Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Senior Loans are similar to the risks of other below investment grade securities, although Senior Loans are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. Nevertheless, if a Borrower under a Senior Loan defaults or goes into bankruptcy, BSL may recover only a fraction of what is owed on the Senior Loan or nothing at all.

The Fund typically invests in Senior Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BSL, and such defaults could reduce BSL’s net asset value and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value.

In general, the secondary trading market for Senior Loans is not well developed. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that BSL may not be able to sell Senior Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Senior Loans and other variable rate debt instruments are subject to the risk of payment defaults of scheduled interest or principal. Such payment defaults would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of BSL.

Although the Senior Loans in which BSL invests are secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal. In the event of the bankruptcy or insolvency of a Borrower, BSL could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. In the event of a decline in the value of the already pledged collateral, if the terms of a Senior Loan do not require the Borrower to pledge additional collateral, the Fund is exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower’s obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the Borrower. Those Senior Loans that are under-collateralized involve a greater risk of loss.

The Fund may acquire Senior Loans through assignments, initial issuances, or participations. BSL typically acquires Senior Loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BSL may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. The Fund may also acquire Senior Loans by participating In the initial issuance of the Senior Loan from the Borrower as part of a syndicate of banks and financial institutions. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a Senior Loan through a participation. The Adviser has established a risk and valuation committee that regularly reviews each broker-dealer counterparty for, among other things, its quality and the quality of its execution.

At September 30, 2011, the Fund has invested $27,659,089 in subordinated loans. Subordinated loans generally are subject to similar risks as those associated with investments in Senior Loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a subordinated loan, the first priority lien holder has first claim to the underlying collateral of the loan. Subordinated loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than Senior Loans and may be less liquid.

NOTE 4. UNREALIZED APPRECIATION/ (DEPRECIATION)

On September 30, 2011, based on cost of $439,596,453 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $671,829 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,608,519, resulting in net unrealized depreciation of $11,936,690.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Senior Floating Rate Term Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2011

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Blackstone / GSO Senior Floating Rate Term Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2011

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2011